Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Continuity in Loss Allowance by Each Product Type

The following table shows the continuity in the loss allowance, by product type, for the years ended October 31, 2025 and 2024. Transfers represent the amount of ECL that moved between stages during the year; for example, from a
12-month
(Stage 1) to a lifetime (Stage 2) ECL measurement basis. Net remeasurement represents the ECL impact due to transfers between stages, as well as changes in economic forecasts and credit quality. Model changes include the ECL impact of new calculation models or methodologies.

(Canadian $ in millions)				2025				2024
	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Loans: Residential mortgages
Balance as at beginning of year	$56	$186	$19	$261	$73	$151	$10	$234
Transfer to Stage 1	151	(148)	(3)	–	132	(130)	(2)	–
Transfer to Stage 2	(15)	50	(35)	–	(26)	42	(16)	–
Transfer to Stage 3	–	(44)	44	–	(1)	(29)	30	–
Net remeasurement of loss allowance	(135)	154	54	73	(142)	170	36	64
Loan originations	23	–	–	23	24	–	–	24
Derecognitions and maturities	(5)	(16)	–	(21)	(3)	(13)	–	(16)
Model changes	(20)	(3)	–	(23)	(1)	(5)	–	(6)
Total PCL (2)	(1)	(7)	60	52	(17)	35	48	66
Write-offs (3)	–	–	(10)	(10)	–	–	(5)	(5)
Recoveries of previous write-offs	–	–	9	9	–	–	7	7
Foreign exchange and other	1	–	(66)	(65)	–	–	(41)	(41)
Balance as at end of year	$56	$179	$12	$247	$56	$186	$19	$261
Loans: Consumer instalment and other personal
Balance as at beginning of year	$197	$471	$175	$843	$220	$434	$152	$806
Transfer to Stage 1	331	(310)	(21)	–	301	(283)	(18)	–
Transfer to Stage 2	(62)	114	(52)	–	(44)	91	(47)	–
Transfer to Stage 3	(7)	(177)	184	–	(7)	(133)	140	–
Net remeasurement of loss allowance	(317)	421	483	587	(237)	355	437	555
Loan originations	32	–	–	32	54	–	–	54
Derecognitions and maturities	(19)	(40)	–	(59)	(16)	(38)	(12)	(66)
Model changes	46	77	–	123	15	46	–	61
Total PCL (2)	4	85	594	683	66	38	500	604
Write-offs (3)	–	–	(692)	(692)	–	–	(623)	(623)
Recoveries of previous write-offs	–	–	151	151	–	–	195	195
Foreign exchange and other	(1)	(1)	(68)	(70)	(89)	(1)	(49)	(139)
Balance as at end of year	$200	$555	$160	$915	$197	$471	$175	$843
Loans: Credit cards
Balance as at beginning of year	$233	$472	$–	$705	$188	$308	$–	$496
Transfer to Stage 1	239	(239)	–	–	226	(226)	–	–
Transfer to Stage 2	(115)	116	(1)	–	(64)	64	–	–
Transfer to Stage 3	(9)	(453)	462	–	(6)	(290)	296	–
Net remeasurement of loss allowance	(194)	633	311	750	(182)	633	308	759
Loan originations	52	–	–	52	76	–	–	76
Derecognitions and maturities	(13)	(50)	–	(63)	(8)	(27)	–	(35)
Model changes	(2)	135	–	133	4	9	–	13
Total PCL (2)	(42)	142	772	872	46	163	604	813
Write-offs (3)	–	–	(903)	(903)	–	–	(720)	(720)
Recoveries of previous write-offs	–	–	209	209	–	–	171	171
Foreign exchange and other	(3)	(11)	(78)	(92)	(1)	1	(55)	(55)
Balance as at end of year	$188	$603	$–	$791	$233	$472	$–	$705
Loans: Business and government
Balance as at beginning of year	$892	$1,698	$537	$3,127	$1,043	$1,155	$533	$2,731
Transfer to Stage 1	553	(510)	(43)	–	601	(575)	(26)	–
Transfer to Stage 2	(254)	362	(108)	–	(278)	394	(116)	–
Transfer to Stage 3	(8)	(388)	396	–	(9)	(310)	319	–
Net remeasurement of loss allowance	(419)	1,166	1,476	2,223	(599)	1,189	1,748	2,338
Loan originations	285	–	–	285	278	8	–	286
Derecognitions and maturities	(146)	(402)	–	(548)	(147)	(308)	(11)	(466)
Model changes	24	27	–	51	53	57	–	110
Total PCL (2)	35	255	1,721	2,011	(101)	455	1,914	2,268
Write-offs (3)	–	–	(1,367)	(1,367)	–	–	(1,802)	(1,802)
Recoveries of previous write-offs	–	–	314	314	–	–	194	194
Foreign exchange and other	4	44	(347)	(299)	(50)	88	(302)	(264)
Balance as at end of year	$931	$1,997	$858	$3,786	$892	$1,698	$537	$3,127
Total as at end of year	$1,375	$3,334	$1,030	$5,739	$1,378	$2,827	$731	$4,936
Comprising: Loans	$1,119	$2,957	$974	$5,050	$1,143	$2,560	$653	$4,356
Other credit instruments (4)	256	377	56	689	235	267	78	580

(1)	Includes changes in allowance for purchased credit impaired (PCI) loans.
(2)	Excludes PCL on other assets of $(1) million for the year ended October 31, 2025 ($10 million for the year ended October 31 , 2024).
(3)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(4)	Other credit instruments, including off-balance sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

Summary of Credit Risk Exposures for Loans Carried at Amortized Cost, FVOCI or FVTPL
The following table sets out our credit risk exposure for all loans carried at amortized cost, FVOCI or FVTPL as at October 31, 2025 and 2024. Stage 1 represents performing loans carried with up to a
12-month
ECL, Stage 2 represents performing loans carried with a lifetime ECL and Stage 3 represents loans with a lifetime ECL that are credit impaired.

(Canadian $ in millions)				2025				2024
	Stage 1	Stage 2	Stage 3 (1) (2)	Total	Stage 1	Stage 2	Stage 3 (1) (2)	Total
Loans: Residential mortgages (3)
Exceptionally low	$1	$–	$–	$1	$1	$–	$–	$1
Very low	110,299	844	–	111,143	86,730	5,631	–	92,361
Low	50,148	3,051	–	53,199	52,111	15,080	–	67,191
Medium	7,048	6,713	–	13,761	7,402	5,329	–	12,731
High	240	3,032	–	3,272	268	2,622	–	2,890
Not rated (4)	12,802	952	–	13,754	14,207	1,042	–	15,249
Impaired	–	–	903	903	–	–	657	657
Gross residential mortgages	180,538	14,592	903	196,033	160,719	29,704	657	191,080
ACL	56	178	12	246	56	185	10	251
Carrying amount	180,482	14,414	891	195,787	160,663	29,519	647	190,829
Loans: Consumer instalment and other personal
Exceptionally low	9,984	1	–	9,985	9,162	145	–	9,307
Very low	21,962	35	–	21,997	20,466	903	–	21,369
Low	26,238	2,682	–	28,920	26,125	4,575	–	30,700
Medium	6,991	5,566	–	12,557	7,405	5,526	–	12,931
High	670	2,164	–	2,834	789	2,017	–	2,806
Not rated (4)	14,812	1,009	–	15,821	14,522	475	–	14,997
Impaired	–	–	627	627	–	–	577	577
Gross consumer instalment and other personal	80,657	11,457	627	92,741	78,469	13,641	577	92,687
ACL	182	532	160	874	183	447	168	798
Carrying amount	80,475	10,925	467	91,867	78,286	13,194	409	91,889
Loans: Credit cards (5)
Exceptionally low	1,643	–	–	1,643	1,660	–	–	1,660
Very low	2,129	4	–	2,133	2,166	1	–	2,167
Low	1,846	80	–	1,926	2,110	60	–	2,170
Medium	3,550	1,191	–	4,741	4,544	824	–	5,368
High	592	1,232	–	1,824	746	922	–	1,668
Not rated (4)	260	122	–	382	430	149	–	579
Impaired	–	–	–	–	–	–	–	–
Gross credit cards	10,020	2,629	–	12,649	11,656	1,956	–	13,612
ACL	125	527	–	652	161	421	–	582
Carrying amount	9,895	2,102	–	11,997	11,495	1,535	–	13,030
Loans: Business and government (3) (6)
Acceptable
Investment grade	188,707	3,873	–	192,580	191,742	3,437	–	195,179
Sub-investment grade	139,069	22,700	–	161,769	147,713	15,078	–	162,791
Watchlist	123	21,466	–	21,589	238	22,535	–	22,773
Impaired	–	–	5,561	5,561	–	–	4,609	4,609
Gross business and government	327,899	48,039	5,561	381,499	339,693	41,050	4,609	385,352
ACL	756	1,720	802	3,278	743	1,507	475	2,725
Carrying amount	327,143	46,319	4,759	378,221	338,950	39,543	4,134	382,627
Total gross loans and acceptances	599,114	76,717	7,091	682,922	590,537	86,351	5,843	682,731
Total net loans and acceptances	597,995	73,760	6,117	677,872	589,394	83,791	5,190	678,375
Commitments and financial guarantee contracts
Acceptable
Investment grade	202,913	1,544	–	204,457	198,132	787	–	198,919
Sub-investment grade	65,393	13,733	–	79,126	68,177	6,647	–	74,824
Watchlist	6	9,086	–	9,092	59	8,765	–	8,824
Impaired	–	–	1,660	1,660	–	–	1,373	1,373
Gross commitments and financial guarantee contracts	268,312	24,363	1,660	294,335	266,368	16,199	1,373	283,940
ACL	256	377	56	689	235	267	78	580
Carrying amount (7) (8)	$268,056	$23,986	$1,604	$293,646	$266,133	$15,932	$1,295	$283,360

(1)	Includes PCI loans.
(2)	94% of Stage 3 loans were either fully or partially collateralized as at October 31, 2025 (92% as at October 31, 2024).
(3)
Includes $79 million ($163 million as at October 31, 2024) of residential mortgages and $13,231 million ($12,431 million as at October 31, 2024) of business and government loans that are classified and measured at FVTPL
,
and not subject to ECL.

(4)
Includes purchased portfolios and certain cases where an internal risk rating is not assigned. Alternative credit risk assessments, rating methodologies, policies and tools are used to manage credit risk for these portfolios.

(5)	Credit card loans are immediately written off when principal or interest payments are 180 days past due, and as a result are not reported as impaired in Stage 3.
(6)	Includes customers’ liability under acceptances.
(7)
Represents the total contractual amounts of undrawn credit facilities and other off-balance
sheet exposures, excluding personal lines of credit and credit cards, which are unconditionally cancellable at our discretion.

(8)	Certain commercial borrower commitments are conditional and may include recourse to counterparties.

Schedule of Loans and Allowance for Credit Losses by Geographic Region
Loans and ACL by geographic region as at October 31, 2025 and 2024 are as follows:

(Canadian $ in millions)	2025				2024
	Gross amount	ACL on impaired loans (1)	ACL on performing loans (2)	Net amount	Gross amount	ACL on impaired loans (1)	ACL on performing loans (2)	Net amount
By geographic region (3)
Canada	$398,001	$663	$1,842	$395,496	$392,398	$461	$1,531	$390,406
United States	272,996	311	2,203	270,482	277,718	192	2,141	275,385
Other countries	11,214	–	31	11,183	12,256	–	31	12,225
Total	$682,211	$974	$4,076	$677,161	$682,372	$653	$3,703	$678,016

(1)	Excludes ACL on impaired loans of $56 million for other credit instruments, which is included in other liabilities ($78 million as at October 31, 2024).
(2)	Excludes ACL on performing loans of $633 million for other credit instruments, which is included in other liabilities ($502 million as at October 31, 2024).
(3)	Geographic region is based upon the country of ultimate risk.

Schedule of Impaired Loans, Including the Related Allowances
Impaired (Stage 3) loans, including the related allowances, as at October 31, 2025 and 2024 are as follows:

(Canadian $ in millions)	2025			2024
	Gross impaired amount	ACL on impaired loans (1)	Net impaired amount	Gross impaired amount	ACL on impaired loans (1)	Net impaired amount
Residential mortgages	$903	$12	$891	$657	$10	$647
Consumer instalment and other personal	627	160	467	577	168	409
Business and government (2)	5,561	802	4,759	4,609	475	4,134
Total	$7,091	$974	$6,117	$5,843	$653	$5,190
By geographic region (3)
Canada	$3,550	$663	$2,887	$2,513	$461	$2,052
United States	3,540	311	3,229	3,327	192	3,135
Other countries	1	–	1	3	–	3
Total	$7,091	$974	$6,117	$5,843	$653	$5,190

(1)	Excludes ACL on impaired loans of $56 million for other credit instruments, which is included in other liabilities ($78 million as at October 31, 2024).
(2)	Includes customers’ liability under acceptances.
(3)	Geographic region is based upon the country of ultimate risk.

Disclosure Of Financial Assets That Are Past Due But Not Impaired	The following table presents loans that are past due but not classified as impaired as at October 31, 2025 and 2024. Loans for which payment is less than 30 days past due have been excluded, as they are not generally representative of the borrowers’ ability to meet their payment obligations.

(Canadian $ in millions)	2025			2024
	30 to 89 days	90 days or more (1)	Total	30 to 89 days	90 days or more (1)	Total
Residential mortgages	$854	$7	$861	$696	$15	$711
Credit cards, consumer instalment and other personal	661	171	832	734	173	907
Business and government	616	8	624	689	16	705
Total	$2,131	$186	$2,317	$2,119	$204	$2,323

(1)	Fully secured loans with amounts between 90 and 180 days past due that we have not classified as impaired totalled $7 million as at October 31, 2025 ($16 million as at October 31, 2024).

Summary of Key Economic Variables Used to Estimate Allowance on Performing Loans During Forecast Period
The
following
tables show the key economic variables used to estimate the allowance for performing loans forecast over the next 12 months or lifetime measurement period. The variables as at October 31, 2025 include the impact of tariffs and trade policy uncertainty on the economic outlook. While the values disclosed below are national variables, we use regional variables in the underlying models and consider factors impacting particular industries where appropriate.

	As at October 31, 2025
	Scenarios
All figures are average annual values	Upside		Base		Downside		Severe downside
	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)
Real GDP growth rates (2)
Canada	3.6%	2.8%	1.1%	2.1%	(2.7)%	1.6%	(4.0)%	1.2%
United States	4.5%	2.4%	1.7%	1.8%	(2.3)%	1.4%	(3.5)%	1.3%
Corporate BBB 10-year spread
Canada	1.2%	1.8%	1.7%	2.0%	3.4%	3.0%	4.2%	3.5%
United States	0.8%	1.5%	1.5%	1.9%	3.5%	3.0%	4.6%	3.6%
Unemployment rates
Canada	6.0%	5.5%	7.1%	6.4%	9.4%	9.6%	9.9%	10.5%
United States	3.6%	3.1%	4.5%	4.4%	6.8%	7.5%	7.5%	8.4%
Housing Price Index (2)
Canada (3)	3.9%	5.8%	(0.4)%	3.4%	(10.5)%	(0.7)%	(19.4)%	(5.0)%
United States (4)	3.7%	3.9%	0.7%	2.4%	(11.6)%	(1.1)%	(20.0)%	(4.3)%

	As at October 31, 2024
	Scenarios
All figures are average annual values	Upside		Base		Downside		Severe downside
	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)
Real GDP growth rates (2)
Canada	4.6%	2.6%	1.8%	1.9%	(2.3)%	1.3%	(3.6)%	1.2%
United States	4.3%	2.4%	1.9%	1.9%	(2.1)%	1.4%	(3.4)%	1.3%
Corporate BBB 10-year spread
Canada	1.3%	1.8%	1.9%	2.0%	3.6%	3.0%	4.2%	3.5%
United States	0.9%	1.6%	1.6%	2.0%	3.4%	3.1%	4.6%	3.6%
Unemployment rates
Canada	5.3%	4.8%	7.0%	6.8%	8.8%	9.4%	9.8%	10.5%
United States	3.4%	3.0%	4.7%	4.4%	6.7%	7.3%	7.6%	8.4%
Housing Price Index (2)
Canada (3)	5.9%	5.4%	1.6%	3.0%	(10.9)%	(1.0)%	(19.0)%	(5.0)%
United States (4)	5.9%	4.0%	2.8%	2.6%	(9.6)%	(1.0)%	(19.3)%	(4.3)%

(1)	The remaining forecast period is two years.
(2)	Real gross domestic product (GDP) and housing price index are averages of quarterly year-over-year growth rates.
(3)	In Canada, we use the Housing Price Index Benchmark Composite.
(4)	In the United States, we use the National Case-Shiller House Price Index.